Current Maturities of Long Term Loans (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of current maturities of long term loans
	Loan	Weighted interest rate as of December 31, 2021	December 31
Short term loans	currency	%	2021	2020

Current maturities	NIS	3.33%	740	815

			740	815